Summary Prospectus May 1, 2018 Class I and P Shares Global Absolute Return Portfolio
This summary prospectus is intended for use in connection with variable life insurance policies and variable annuity contracts issued by Pacific Life Insurance Company (“Pacific Life”) and Pacific Life & Annuity Company (“PL&A”) and is not intended for use by other investors.

Before you invest, you may want to review the Fund’s prospectus, as may be supplemented or amended from time to time, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.pacificlife.com/PacificSelectFund.html. You can also obtain this information at no cost by sending an email request to PSFdocumentrequest@pacificlife.com or by calling:

Pacific Life Annuity Contract Owners:	1-800-722-4448	(6 a.m. – 5 p.m. Pacific time, Monday through Friday)
Annuity Financial Advisors:	1-800-722-2333	(6 a.m. – 5 p.m. Pacific time, Monday through Friday)
Pacific Life Insurance Policy Owners:	1-800-347-7787	(5 a.m. – 5 p.m. Pacific time, Monday through Friday)
PL&A Annuity Contract Owners:	1-800-748-6907	(6 a.m. – 5 p.m. Pacific time, Monday through Friday)
PL&A Life Insurance Policy Owners:	1-888-595-6997	(5 a.m. – 5 p.m. Pacific time, Monday through Friday)
The Fund’s statutory prospectus and statement of additional information, both dated May 1, 2018, as may be supplemented or amended from time to time, are incorporated by reference into this summary prospectus.

Investment Goal

This Fund seeks to provide total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Management Fee	0.80%	0.80%
Service Fee	0.20%	0.00%
Other Expenses	0.14%	0.14%
Acquired Fund Fees and Expenses[1]	0.01%	0.01%
Total Annual Fund Operating Expenses	1.15%	0.95%

[1]

Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

	1 year	3 years	5 years	10 years
Class I	$117	$365	$633	$1,398
Class P	$97	$303	$525	$1,166

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 88% of the average value of the Fund.

Principal Investment Strategies

This Fund invests globally in multiple asset classes including sovereign debt and foreign currencies, among others, and it takes both long and short positions and seeks to generate returns through their appreciation (in the case of long investments) or depreciation (in the case of short investments) in value. The Fund may also enter into short positions to seek to hedge risks associated with the Fund’s long investment exposures. The Fund invests in securities, derivatives and other instruments to establish long and short investment exposures based on the sub-adviser’s view of the investment opportunities in a country. The Fund’s primary long and short investment exposures are government (“sovereign”) exposures, including sovereign debt, currencies, and investments relating to interest rates. The Fund may also invest in corporate debt of both foreign and domestic issuers, including banks. The Fund normally invests in multiple countries and is expected to have significant exposure to foreign currencies. However, the Fund may invest a significant portion of its assets in a single country, a small number of countries, or a particular geographic region, and typically a portion of the Fund’s assets will be invested in emerging market countries. The Fund normally invests at least 40% of its net assets in foreign investments which, in addition to the non-U.S. sovereign exposures described above, includes investments in securities issued by companies whose principal business activities are outside the United States. The Fund may also invest in frontier markets.

The Fund employs an absolute return investment approach, which seeks to achieve positive returns over a complete market cycle rather than being managed relative to an index. However, the Fund may experience negative returns over both shorter and longer-term time horizons.

The performance of the Fund is generally expected to have low to moderate correlation with the performance of traditional equity and debt investments over long-term periods. However, the actual performance of the Fund may be correlated with those traditional investments over short- or long-term periods. The Fund is generally intended to complement a balanced portfolio of traditional equity and debt investments as a means of seeking diversification and is not intended to be a complete investment program.

The Fund may invest in debt securities of any credit quality, including securities that are non-investment grade (high yield/high risk, sometimes called “junk bonds”), and a wide variety of derivative instruments, including (but not limited to): forward foreign currency contracts; futures contracts on securities, indices, currencies, and other investments; options; and interest rate swaps, cross-currency swaps, total return swaps and credit default swaps. The sub-adviser generally will make extensive use of derivatives to: enhance total return, which is defined as income plus capital appreciation; to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates; to shift currency exposure from one country to another; to change the effective duration of the Fund; to manage certain investment risks; and as a substitute for direct investment in any security or instrument in which the Fund may invest. The Fund may invest up to 25% of its net assets in derivative instruments that provide exposure to commodities, including futures and non-deliverable forwards. Commodities are assets that have tangible properties, such as oil, metals and agricultural products.

The sub-adviser uses derivatives in a way that has a leveraging effect on the Fund. This means that the derivative positions may expose the Fund to potential gain or loss in an amount that exceeds the amount invested to establish or maintain the derivative contract, often by several times the value of the Fund’s assets. Because the Fund’s use of leverage may be significant, the Fund may be more volatile than many other funds.

Duration management is part of the investment strategy for this Fund. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to changes in interest rates. The shorter a fund’s duration, the less sensitive it is to changes in interest rates. The Fund may also engage in repurchase agreements and short sales.

The sub-adviser utilizes top-down economic and political analysis to identify potential investments for the Fund throughout the world, including in both developed and emerging markets. The sub-adviser seeks to identify countries and currencies it believes have potential to outperform investments in other countries and currencies through an analysis of global economies, markets, political conditions and other factors. The sub-adviser may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

The Fund is classified as non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:

• Active Management Risk: The Manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

• Commodity Risk: The Fund’s investment in commodity-linked derivative instruments is subject to derivatives risk, liquidity risk and market and regulatory risk. In addition, the value of commodity-linked derivative instruments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, health, and political, international and regulatory developments (whether real or perceived). The value of commodity-linked derivative instruments may also be affected by commodity index volatility, changes in interest rates, governmental regulatory policies and other factors impacting the commodity markets. As a result of these and other variables, exposure to commodities and the commodity markets may create additional investment risks and may subject the Fund to greater volatility than investments in traditional debt and equity securities.

• Correlation Risk: A Fund that represents an alternative or non-traditional investment strategy may have low to moderate correlation with the performance of traditional equity and debt investments over long-term periods; however, its actual performance may be correlated with traditional equity and debt investments over short- or long-term periods. Should there be periods when performance is correlated, any intended diversification effect of including such alternative or non-traditional Fund as part of an asset allocation strategy may not be achieved, which may result in increased volatility in the asset allocation strategy.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

• Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments in that foreign currency and investments denominated in that foreign currency. For Funds that may hold short currency positions, an appreciation in the value of the currency shorted would incur a loss for the Fund.

• Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk, market and regulatory risk, credit risk, price volatility risk, and liquidity risk, which may affect their value.

• Derivatives Risk: The Fund’s use of forwards and futures contracts, options and swap agreements (each a type of derivative instrument) as a principal investment strategy subjects the Fund to a number of risks, including: counterparty risk, leverage risk, price volatility risk, regulatory risk, liquidity and valuation risk, correlation risk, premium risk and segregation risk, each of these risks as described in the “Derivatives Risk” disclosure included in the section of the Prospectus entitled “Additional Information About Principal Risks.” Derivatives may be riskier than other types of investments and may increase the Fund’s volatility and risk of loss.

• Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

• Frontier Markets Risk: Frontier markets are those markets considered by the Fund to be among the smallest and least mature investment markets. Investments in frontier markets generally are less liquid and subject to a greater price volatility than investments in emerging markets. This is due to, among other things, smaller economies, less developed capital markets, more market volatility, lower trading volume, greater political or economic instability, less robust regulatory agencies, and more governmental limitations on foreign investments such as trade barriers than typically found in emerging or developed markets.

• Geographic Focus Risk: If the Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Fund’s performance. As a result, the Fund’s performance may be more volatile than the performance of more geographically diversified funds.

• High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.

• Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

• Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.

• Leverage Risk: The Fund may invest in forwards and futures contracts and swap agreements, including taking short positions, as a principal investment strategy. These derivative investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility.

• Liquidity Risk: Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

• Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

• Non-Diversification Risk: A Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. This increases the Fund’s price volatility risk and the risk that its value could go down because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments. Being classified as non-diversified does not prevent the Fund from being managed as though it were a diversified fund.

• Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

• Short Exposure Risk: Taking a short position using derivative instruments in anticipation of a decline in the market price of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price in the future (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Using derivatives to take short positions is also subject to leverage risk.

• Short Sale Risk: Engaging in short sales of securities that the Fund does not own subjects it to the risks associated with those securities, including price volatility risk. A security is sold short in anticipation of purchasing the same security at a later date at a lower price; however, the Fund may incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security sold short. Because there is no limit on how high the price of the security may rise, such loss is theoretically unlimited. Short sales may also incur transaction costs and borrowing fees for the Fund and subject the Fund to leverage risk because they may provide investment exposure in an amount exceeding the initial investment.

• Underlying Fund Risk: Because the Fund may serve as an underlying fund of one or more “fund of funds” of the Trust and thus have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing potential increases in expenses to the Fund and sale of securities in a short timeframe, both of which could negatively impact performance.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Eaton Vance Investment Managers ("Eaton Vance") began management of the Fund on August 1, 2013. Eaton Vance Management, an affiliate of Eaton Vance, managed the Fund from the Fund’s inception to July 31, 2013.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q1 2017: 3.74%; Q3 2015: (3.88%)

Average Annual Total Returns (For the periods ended December 31, 2017)	1 year	5 years	Since Inception
Class I (incepted September 28, 2012)	6.36%	3.68%	3.45%
Class P (incepted September 28, 2012)	6.57%	3.88%	3.66%
ICE BofA Merrill Lynch U.S. 3-Month T-Bill Index (reflects no deductions for fees, expenses or taxes) (based on Class I inception date)	0.86%	0.27%	0.26%

Management

Investment Adviser – Pacific Life Fund Advisors LLC

Sub-Adviser – Eaton Vance Investment Managers. The primary persons responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
John R. Baur, Vice President	Since Inception
Michael A. Cirami, CFA, Vice President	Since Inception
Eric A. Stein, CFA, Vice President	Since Inception

Purchase and Sale of Fund Shares

The Fund is offered at net asset value (“NAV”) and is available only as an underlying investment option for variable life insurance and variable annuity products (“variable products”) issued by Pacific Life and PL&A. You do not buy, sell or exchange shares of the Fund – you choose investment options through your variable product. The insurance companies then invest in the Fund if you choose it as an investment option, and redeem shares of the Fund if you choose to decrease that investment option. Any minimum initial or subsequent investment requirements and procedures for purchase or redemption of shares of the Fund that apply to your variable product should be described in the prospectus for the variable product. If offered for the Fund, Class P shares are offered at NAV and are only available for purchase and sale by certain funds of funds of the Trust.

Tax Information

Because the only shareholders of the Fund are the insurance companies offering the variable products and as applicable certain funds of funds of the Trust, no discussion is included here about the federal income tax consequences at the shareholder level. The federal income tax consequences for purchasers of a variable product are described in the prospectus for the variable product.

Payments to Broker-Dealers and Other Financial Intermediaries

Pacific Select Distributors, LLC (“PSD”), the distributor for the Fund and for the variable products, may pay broker-dealers or other financial intermediaries for the sale of the variable products and related services, including shareholder servicing. The Fund’s service fee or distribution/service fee, as applicable, which is paid to PSD, can be used for a part of these payments. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the variable contract and the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. If offered for the Fund, Class P shares, which are only available for purchase and sale by certain funds of funds of the Trust and are not sold through financial intermediaries, do not pay a service or distribution/service fee to PSD.